Long-Term Debt and Other Financial Liabilities, October 2022 Danish Ship Finance Loan Facility (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Installment	Dec. 12, 2025 USD ($)	Dec. 31, 2024 USD ($)	Oct. 10, 2022 USD ($) Tranche
Senior Long-Term Debt [Abstract]
Balance outstanding	$ 293,958		$ 261,451
October 2022 Danish Ship Finance Loan Facility [Member]
Senior Long-Term Debt [Abstract]
Face amount				$ 28,000
Number of tranches | Tranche				2
Term of loan	5 years
Final balloon payment	$ 2,100
Balance outstanding		$ 21,207
October 2022 Danish Ship Finance Loan Facility [Member] | SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.50%
October 2022 Danish Ship Finance Loan Facility [Member] | First Six Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	6
Frequency of periodic payment	quarterly
Installment payment	$ 780
October 2022 Danish Ship Finance Loan Facility [Member] | Last Fourteen Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	14
Frequency of periodic payment	quarterly
Installment payment	$ 518
New Tranche [Member]
Senior Long-Term Debt [Abstract]
Term of loan	5 years
Final balloon payment	$ 2,930
Minimum liquidity to be maintained in earnings account	$ 650
Term of variable rate	3 months
Adjustment to interest rate	0.05%
Minimum liquidity required to be maintained	$ 700
New Tranche [Member] | Term SOFR [Member]
Senior Long-Term Debt [Abstract]
Margin on variable rate	2.65%
New Tranche [Member] | Eight Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	8
Frequency of periodic payment	quarterly
Installment payment	$ 725
New Tranche [Member] | Last Twelve Installments [Member]
Senior Long-Term Debt [Abstract]
Number of payment installments | Installment	12
Frequency of periodic payment	quarterly
Installment payment	$ 585